Stockholders' Equity and Accumulated Other Comprehensive Loss (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Loss

The changes in the components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment(2)	Cash Flow Hedge Adjustment(3)	Total
	(in millions)
Balance as of December 31, 2016	$(738)	$(251)	$(12)	$(1,001)
Other comprehensive income (loss) before reclassifications	21	(1)	(4)	16
Amounts reclassified from accumulated other comprehensive loss	—	2	2	4

Net current period other comprehensive income (loss)	21	1	(2)	20

Spin-offs of Park and HGV	63	—	—	63

Balance as of March 31, 2017	$(654)	$(250)	$(14)	$(918)

(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.
(2)	Amounts reclassified include the amortization of prior service cost and net loss that were included in our computation of net periodic pension cost. They were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.
(3)	Amounts reclassified related to the 2013 Interest Rate Swaps and were recognized in interest expense, net of a $1 million tax benefit, in our condensed consolidated statement of operations.

	Currency Translation Adjustment(1)	Pension Liability Adjustment(2)	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2015	$(580)	$(194)	$(10)	$(784)
Other comprehensive income (loss) before reclassifications	15	—	(6)	9
Amounts reclassified from accumulated other comprehensive loss	—	1	—	1

Net current period other comprehensive income (loss)	15	1	(6)	10

Balance as of March 31, 2016	$(565)	$(193)	$(16)	$(774)

(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.
(2)	Amounts reclassified were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.

The components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2013	$(136)	$(134)	$6	$(264)
Other comprehensive loss before reclassifications	(299)	(49)	(9)	(357)
Amounts reclassified from accumulated other comprehensive loss	(5)	4	—	(1)

Net current period other comprehensive loss	(304)	(45)	(9)	(358)

Equity contribution to consolidated variable interest entities	(6)	—	—	(6)

Balance as of December 31, 2014	(446)	(179)	(3)	(628)
Other comprehensive loss before reclassifications	(150)	(21)	(7)	(178)
Amounts reclassified from accumulated other comprehensive loss	16	6	—	22

Net current period other comprehensive loss	(134)	(15)	(7)	(156)

Balance as of December 31, 2015	(580)	(194)	(10)	(784)
Other comprehensive loss before reclassifications	(157)	(63)	(5)	(225)
Amounts reclassified from accumulated other comprehensive loss	(1)	6	3	8

Net current period other comprehensive loss	(158)	(57)	(2)	(217)

Balance as of December 31, 2016	$(738)	$(251)	$(12)	$(1,001)

(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.

Schedule of Stockholders' Equity

The changes in the components of stockholders’ equity were as follows:

	Equity Attributable to Hilton Stockholders
	Common Stock(1)		Treasury Stock	Additional Paid-in Capital(1)	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests(2)	Total
	Shares	Amount
	(in millions)
Balance as of December 31, 2016	329	$3	$—	$10,220	$(3,323)	$(1,001)	$(50)	$5,849
Share-based compensation	2	—	—	(7)	—	—	—	(7)
Repurchases of common stock	(1)	—	(70)	—	—	—	—	(70)
Net income	—	—	—	—	74	—	1	75
Other comprehensive income (loss)	—	—	—	—	—	20	(1)	19
Dividends	—	—	—	—	(50)	—	—	(50)
Spin-offs of Park and HGV	—	—	—	—	(4,331)	63	49	(4,219)
Cumulative effect of the adoption of ASU 2016-09	—	—	—	1	(1)	—	—	—
Distributions	—	—	—	—	—	—	(1)	(1)

Balance as of March 31, 2017	330	$3	$(70)	$10,214	$(7,631)	$(918)	$(2)	$1,596

	Equity Attributable to Hilton Stockholders
	Common Stock(1)		Additional Paid-in Capital(1)	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests(2)	Total
	Shares	Amount
	(in millions)
Balance as of December 31, 2015	329	$3	$10,158	$(3,392)	$(784)	$(34)	$5,951
Share-based compensation	—	—	2	—	—	—	2
Net income	—	—	—	309	—	1	310
Other comprehensive income (loss)	—	—	—	—	10	(2)	8
Dividends	—	—	—	(69)	—	—	(69)
Cumulative effect of the adoption of ASU 2015-02	—	—	—	—	—	5	5
Distributions	—	—	—	—	—	(2)	(2)

Balance as of March 31, 2016	329	$3	$10,160	$(3,152)	$(774)	$(32)	$6,205

(1)	Adjusted to reflect the Reverse Stock Split. See Note 1: “Organization and Basis of Presentation” for additional information.
(2)	Other comprehensive loss attributable to non-controlling interests was related to a currency translation adjustment.